Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EATON VANCE INVESTMENT TRUST
Entity Central Index Key	0000779991
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000013057
Shareholder Report [Line Items]
Fund Name	Eaton Vance New York Municipal Opportunities Fund
Class Name	Class A
Trading Symbol	EXNYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance New York Municipal Opportunities Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[1]
AssetsNet	$ 71,852,514
Holdings Count | Holding	95
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$71,852,514
# of Portfolio Holdings	95
Portfolio Turnover Rate	61%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	9.4%
Electric Utilities	4.3%
Industrial Development Revenue	4.5%
Water and Sewer	6.6%
Hospital	7.4%
Housing	8.5%
Education	9.0%
Special Tax Revenue	15.3%
Transportation	16.0%
General Obligations	19.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.4%
B	1.7%
BB	3.8%
BBB	10.6%
A	10.7%
AA	56.9%
AAA	11.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013059
Shareholder Report [Line Items]
Fund Name	Eaton Vance New York Municipal Opportunities Fund
Class Name	Class C
Trading Symbol	EZNYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance New York Municipal Opportunities Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$74	1.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.45%	[2]
AssetsNet	$ 71,852,514
Holdings Count | Holding	95
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$71,852,514
# of Portfolio Holdings	95
Portfolio Turnover Rate	61%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	9.4%
Electric Utilities	4.3%
Industrial Development Revenue	4.5%
Water and Sewer	6.6%
Hospital	7.4%
Housing	8.5%
Education	9.0%
Special Tax Revenue	15.3%
Transportation	16.0%
General Obligations	19.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.4%
B	1.7%
BB	3.8%
BBB	10.6%
A	10.7%
AA	56.9%
AAA	11.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000091012
Shareholder Report [Line Items]
Fund Name	Eaton Vance New York Municipal Opportunities Fund
Class Name	Class I
Trading Symbol	ENYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance New York Municipal Opportunities Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[3]
AssetsNet	$ 71,852,514
Holdings Count | Holding	95
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$71,852,514
# of Portfolio Holdings	95
Portfolio Turnover Rate	61%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	9.4%
Electric Utilities	4.3%
Industrial Development Revenue	4.5%
Water and Sewer	6.6%
Hospital	7.4%
Housing	8.5%
Education	9.0%
Special Tax Revenue	15.3%
Transportation	16.0%
General Obligations	19.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.4%
B	1.7%
BB	3.8%
BBB	10.6%
A	10.7%
AA	56.9%
AAA	11.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013049
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration Municipal Opportunities Fund
Class Name	Class A
Trading Symbol	EXMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Short Duration Municipal Opportunities Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[4]
AssetsNet	$ 792,699,274
Holdings Count | Holding	487
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$792,699,274
# of Portfolio Holdings	487
Portfolio Turnover Rate	41%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.2%
Senior Living/Life Care	4.4%
Lease Rev./Cert. of Participation	4.6%
Water and Sewer	5.1%
Other Revenue	6.5%
Hospital	7.5%
Education	7.8%
Special Tax Revenue	7.9%
Industrial Development Revenue	9.2%
Housing	11.4%
Transportation	11.4%
General Obligations	19.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.8%
B	0.3%
BB	7.3%
BBB	7.1%
A	23.8%
AA	45.3%
AAA	11.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013051
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration Municipal Opportunities Fund
Class Name	Class C
Trading Symbol	EZMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Short Duration Municipal Opportunities Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$71	1.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.40%	[5]
AssetsNet	$ 792,699,274
Holdings Count | Holding	487
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$792,699,274
# of Portfolio Holdings	487
Portfolio Turnover Rate	41%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.2%
Senior Living/Life Care	4.4%
Lease Rev./Cert. of Participation	4.6%
Water and Sewer	5.1%
Other Revenue	6.5%
Hospital	7.5%
Education	7.8%
Special Tax Revenue	7.9%
Industrial Development Revenue	9.2%
Housing	11.4%
Transportation	11.4%
General Obligations	19.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.8%
B	0.3%
BB	7.3%
BBB	7.1%
A	23.8%
AA	45.3%
AAA	11.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000091010
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration Municipal Opportunities Fund
Class Name	Class I
Trading Symbol	EMAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Short Duration Municipal Opportunities Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[6]
AssetsNet	$ 792,699,274
Holdings Count | Holding	487
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$792,699,274
# of Portfolio Holdings	487
Portfolio Turnover Rate	41%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.2%
Senior Living/Life Care	4.4%
Lease Rev./Cert. of Participation	4.6%
Water and Sewer	5.1%
Other Revenue	6.5%
Hospital	7.5%
Education	7.8%
Special Tax Revenue	7.9%
Industrial Development Revenue	9.2%
Housing	11.4%
Transportation	11.4%
General Obligations	19.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.8%
B	0.3%
BB	7.3%
BBB	7.1%
A	23.8%
AA	45.3%
AAA	11.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013046
Shareholder Report [Line Items]
Fund Name	Eaton Vance National Ultra-Short Municipal Income Fund
Class Name	Class A
Trading Symbol	EXFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance National Ultra-Short Municipal Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[7]
AssetsNet	$ 364,581,899
Holdings Count | Holding	161
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$364,581,899
# of Portfolio Holdings	161
Portfolio Turnover Rate	61%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.0%
Electric Utilities	4.6%
Special Tax Revenue	6.0%
Housing	6.4%
Other Revenue	7.5%
Water and Sewer	9.3%
Transportation	11.6%
Hospital	12.0%
Industrial Development Revenue	12.5%
General Obligations	24.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.7%
BB	2.5%
BBB	4.7%
A	26.8%
AA	42.6%
AAA	20.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000225142
Shareholder Report [Line Items]
Fund Name	Eaton Vance National Ultra-Short Municipal Income Fund
Class Name	Advisers Class
Trading Symbol	EAMLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance National Ultra-Short Municipal Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisers Class	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[8]
AssetsNet	$ 364,581,899
Holdings Count | Holding	161
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$364,581,899
# of Portfolio Holdings	161
Portfolio Turnover Rate	61%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.0%
Electric Utilities	4.6%
Special Tax Revenue	6.0%
Housing	6.4%
Other Revenue	7.5%
Water and Sewer	9.3%
Transportation	11.6%
Hospital	12.0%
Industrial Development Revenue	12.5%
General Obligations	24.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.7%
BB	2.5%
BBB	4.7%
A	26.8%
AA	42.6%
AAA	20.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000091009
Shareholder Report [Line Items]
Fund Name	Eaton Vance National Ultra-Short Municipal Income Fund
Class Name	Class I
Trading Symbol	EILMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance National Ultra-Short Municipal Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[9]
AssetsNet	$ 364,581,899
Holdings Count | Holding	161
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$364,581,899
# of Portfolio Holdings	161
Portfolio Turnover Rate	61%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.0%
Electric Utilities	4.6%
Special Tax Revenue	6.0%
Housing	6.4%
Other Revenue	7.5%
Water and Sewer	9.3%
Transportation	11.6%
Hospital	12.0%
Industrial Development Revenue	12.5%
General Obligations	24.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.7%
BB	2.5%
BBB	4.7%
A	26.8%
AA	42.6%
AAA	20.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013052
Shareholder Report [Line Items]
Fund Name	Eaton Vance National Limited Maturity Municipal Income Fund
Class Name	Class A
Trading Symbol	EXNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance National Limited Maturity Municipal Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.69%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[10]
AssetsNet	$ 463,631,308
Holdings Count | Holding	214
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$463,631,308
# of Portfolio Holdings	214
Portfolio Turnover Rate	32%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.1%
Electric Utilities	5.6%
Education	5.8%
Industrial Development Revenue	6.2%
Water and Sewer	7.6%
Other Revenue	7.9%
Hospital	8.2%
Housing	9.3%
Special Tax Revenue	9.3%
General Obligations	15.1%
Transportation	18.9%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.0%
B	0.3%
BB	2.4%
BBB	2.4%
A	25.1%
AA	54.4%
AAA	10.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013054
Shareholder Report [Line Items]
Fund Name	Eaton Vance National Limited Maturity Municipal Income Fund
Class Name	Class C
Trading Symbol	EZNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance National Limited Maturity Municipal Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$73	1.44%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.44%	[11]
AssetsNet	$ 463,631,308
Holdings Count | Holding	214
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$463,631,308
# of Portfolio Holdings	214
Portfolio Turnover Rate	32%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.1%
Electric Utilities	5.6%
Education	5.8%
Industrial Development Revenue	6.2%
Water and Sewer	7.6%
Other Revenue	7.9%
Hospital	8.2%
Housing	9.3%
Special Tax Revenue	9.3%
General Obligations	15.1%
Transportation	18.9%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.0%
B	0.3%
BB	2.4%
BBB	2.4%
A	25.1%
AA	54.4%
AAA	10.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000081647
Shareholder Report [Line Items]
Fund Name	Eaton Vance National Limited Maturity Municipal Income Fund
Class Name	Class I
Trading Symbol	EINAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance National Limited Maturity Municipal Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.54%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[12]
AssetsNet	$ 463,631,308
Holdings Count | Holding	214
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$463,631,308
# of Portfolio Holdings	214
Portfolio Turnover Rate	32%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.1%
Electric Utilities	5.6%
Education	5.8%
Industrial Development Revenue	6.2%
Water and Sewer	7.6%
Other Revenue	7.9%
Hospital	8.2%
Housing	9.3%
Special Tax Revenue	9.3%
General Obligations	15.1%
Transportation	18.9%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.0%
B	0.3%
BB	2.4%
BBB	2.4%
A	25.1%
AA	54.4%
AAA	10.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized
[11]	Annualized
[12]	Annualized